Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Income Tax Assets and Liabilities
Non-capital tax loss carry-forwards	$ 24,677	$ 27,214
Interests in resource properties	(62,418)	(60,589)
Other assets	(7,251)	(7,181)
Other liabilities	(10,267)	(10,456)
Net	(55,259)	(51,012)
Presented on the consolidated statements of financial position as follows:
Deferred income tax assets	10,856	14,295
Deferred income tax liabilities	(66,115)	(65,307)
Net	$ (55,259)	$ (51,012)